Goodwill and intangible assets - Goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,893		£ 3,891
Intangibles	4,168		4,057
Total	8,061	[1]	7,948
Head Office
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	42		42
Intangibles	5		4
Total	47		46
Barclays UK | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,560		3,560
Intangibles	1,233		1,618
Total	4,793		5,178
Barclays International | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	291		289
Intangibles	2,930		2,435
Total	£ 3,221		£ 2,724

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.